FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets At Fair Value Through Other Comprehensive Income
Schedule of financial assets at fair value through other comprehensive income
	R$ thousands
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government bonds	181,505,226	4,177,028	(2,473,306)	183,208,948
Corporate debt securities	1,389,653	26,930	(46,617)	1,369,966
Bank debt securities	6,400,767	10,895	(30,304)	6,381,358
Brazilian government bonds issued abroad	6,412,372	292,990	(35,319)	6,670,043
Foreign governments securities	7,404,614	2,690	(2,549)	7,404,755
Mutual funds	2,407,603	33,609	(158,249)	2,282,963
Marketable equity securities and other stocks	6,489,814	494,838	(1,453,079)	5,531,573
Balance on December 31, 2023	212,010,049	5,038,980	(4,199,423)	212,849,606

Brazilian government bonds	183,012,391	199,728	(6,040,869)	177,171,250
Corporate debt securities	3,616,923	71,731	(149,210)	3,539,444
Bank debt securities	6,529,147	2,450	(123,121)	6,408,476
Brazilian government bonds issued abroad	9,084,997	340,448	(88,128)	9,337,317
Foreign governments securities	6,891,388	-	(16,253)	6,875,135
Mutual funds	1,575,379	27,616	(419)	1,602,576
Marketable equity securities and other stocks	12,217,673	364,260	(1,927,853)	10,654,080
Balance on December 31, 2022	222,927,898	1,006,233	(8,345,853)	215,588,278

Schedule of financial assets at fair value through other comprehensive income maturity
	R$ thousands
	On December 31, 2023		On December 31, 2022
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	20,801,969	20,741,673	36,221,146	36,099,069
From 1 to 5 years	111,918,413	112,979,885	130,753,272	129,091,959
From 5 to 10 years	38,526,607	39,467,969	24,895,874	23,585,316
Over 10 years	31,865,643	31,845,543	17,264,554	14,555,278
No stated maturity	8,897,417	7,814,536	13,793,052	12,256,656
Total	212,010,049	212,849,606	222,927,898	215,588,278

Schedule of investments in equity instruments designated at fair value
	R$ thousands
	Cost	Adjustments to Fair Value	Fair Value
Marketable equity securities and other stocks	6,489,814	(958,241)	5,531,573
Total on December 31, 2023	6,489,814	(958,241)	5,531,573

Marketable equity securities and other stocks	12,217,673	(1,563,593)	10,654,080
Total on December 31, 2022	12,217,673	(1,563,593)	10,654,080

Schedule of reconciliation of expected losses of financial assets at FVOCI
	R$ thousands
	Stage 1	Stage 2	Stage 3	Total
Expected loss of financial assets at FVOCI on December 31, 2021	225,081	1,931	166,673	393,685
Transferred to Stage 1	-	(1,932)	-	(1,932)
Transferred to Stage 2	-	-	-	-
Transfer from Stage 1	-	-	-	-
Transfer from Stage 2	1,932	-	-	1,932
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(97,201)	6,181	(1,381)	(92,401)
Expected loss of financial assets at FVOCI on December 31, 2022	129,812	6,180	165,292	301,284
Transferred to Stage 1	-	-	-	-
Transferred to Stage 2	-	-	-	-
Transfer from Stage 1	-	-	-	-
Transfer from Stage 2	-	-	-	-
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(88,652)	(3,201)	(72,547)	(164,400)
Expected loss of financial assets at FVOCI on December 31, 2023	41,160	2,979	92,745	136,884